Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill
Goodwill

10. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	114,661	—	—
Impairment (Note 2(q))	(114,661)	—	—
Balance at the end of year	—	—	—